Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for 2022. As described above, our named executive officers did not receive any compensation from us prior to the Internalization Date and were compensated solely by our Former Manager; accordingly, we do not include disclosure for 2021 and 2020 in this section. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table for 2022, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table for 2022.
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers(3)	Value of initial fixed $100 investment based on:		GAAP Net Income (in millions)	EAD ROE(5)
					Total Stockholder Return	Peer Group Total Stockholder Return(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$9,403,691	$9,126,235	$1,033,973	$1,033,973	$85.4	$73.6	$864.8	11.2%

(1)	For 2022, our principal executive officer (“PEO”) was Mr. Nierenberg, and our non-PEO named executive officers were Messrs. Santoro and Sivin.
(2)
The amounts in the following table represent each of the amounts deducted and added to the equity award values for Mr. Nierenberg for 2022 for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (c) of the Pay Versus Performance Table:

Year	Summary Compensation Table Total for PEO	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus Any Dividends Paid Prior to the Vesting Date of the Underlying Award	Equals Compensation Actually Paid
2022	$9,403,691	($4,999,994)	$4,722,538	—	$9,126,235

(3)	No adjustments were made to the average summary compensation table total for our non-PEO named executive officers in respect of 2022.
(4)	The NAREIT Mortgage REIT index (which was also used in the Company’s Form 10-K filing) was used to calculate the Company’s peer group total stockholder return.
(5)	The EAD ROE metric is utilized in our long-term incentive plan.

Company Selected Measure Name	EAD ROE
Named Executive Officers, Footnote [Text Block]
(1)	For 2022, our principal executive officer (“PEO”) was Mr. Nierenberg, and our non-PEO named executive officers were Messrs. Santoro and Sivin.

Peer Group Issuers, Footnote [Text Block]
(4)	The NAREIT Mortgage REIT index (which was also used in the Company’s Form 10-K filing) was used to calculate the Company’s peer group total stockholder return.

PEO Total Compensation Amount	$ 9,403,691
PEO Actually Paid Compensation Amount	$ 9,126,235
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts in the following table represent each of the amounts deducted and added to the equity award values for Mr. Nierenberg for 2022 for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (c) of the Pay Versus Performance Table:

Year	Summary Compensation Table Total for PEO	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus Any Dividends Paid Prior to the Vesting Date of the Underlying Award	Equals Compensation Actually Paid
2022	$9,403,691	($4,999,994)	$4,722,538	—	$9,126,235

Non-PEO NEO Average Total Compensation Amount	$ 1,033,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,033,973
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	No adjustments were made to the average summary compensation table total for our non-PEO named executive officers in respect of 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of the Relationship Between Pay and Performance
The following chart sets forth the relationship between compensation actually paid to our PEO and average compensation actually paid to our other named executive officers and Company total shareholder return for 2022.

Compensation Actually Paid vs. Net Income [Text Block]	The following chart sets forth the relationship between compensation actually paid to our PEO and average compensation actually paid to our other named executive officers and GAAP Net Income for 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following chart sets forth the relationship between compensation actually paid to our PEO and average compensation actually paid to our other named executive officers and EAD ROE for 2022.
Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our total shareholder return to that of the NAREIT Mortgage REIT Index for 2022.
Tabular List [Table Text Block]
Tabular List of Performance Measures
The following table presents the financial performance measures that the Company considered the most important in linking compensation actually paid to our PEO and our non-PEO named executive officers for 2022 to Company performance. The measures in this table are not ranked.
Most Important Performance Measures
EAD ROE
Economic return
Earnings Available for Distribution
Book value growth
Cost savings

Total Shareholder Return Amount	$ 85.4
Peer Group Total Shareholder Return Amount	73.6
Net Income (Loss)	$ 864,800,000
Company Selected Measure Amount	0.112
PEO Name	Mr. Nierenberg
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EAD ROE
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Economic return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Available for Distribution
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Book value growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Cost savings
PEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,999,994)
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,722,538
PEO [Member] | Any Dividends Paid Prior to the Vesting Date of the Underlying Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0